UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 13, 2024 to August 12, 2024

Commission File Number of issuing entity:  333-191331-04

Central Index Key Number of issuing entity:  0001607865

GS Mortgage Securities Trust 2014-GC22
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-191331

Central Index Key Number of depositor:  0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541001

Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682511

Starwood Mortgage Funding I LLC
(Exact name of sponsor as specified in its charter)

Scott Epperson (212) 934-2882
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3932228
38-3932229
38-3932238
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-AB			X
A-S			X
B			X
PEZ			X
C			X
X-A			X
X-B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on August 22, 2024 (SEC Accession No. 0001888524-24-011734) (the "Original 10-D").  The purpose of this amendment is to revise the unaudited net operating income amount for the Maine Mall Mortgage Loan reported in the Original 10-D.  The Original 10-D should be disregarded, and this Form 10-D/A should be referred to for the unaudited net operating income amount reported under Item 6.  No modifications were made to the monthly distribution report.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 12, 2024 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC22.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the GS Mortgage Securities Trust 2014-GC22 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 12, 2024

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	34.82%	1	$2,496,289.29

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2014-GC22 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from July 13, 2024 to August 12, 2024.

The Depositor has filed a Form ABS-15G on February 14, 2024. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 9, 2024. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on August 13, 2024. The CIK number of GSMC is 0001541502.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors, has filed a Form ABS-15G on July 19, 2024. The CIK number of CCREL is 0001558761. There is no new activity to report at this time.

Starwood Mortgage Funding I LLC, ("Starwood"), one of the sponsors, has filed a Form ABS-15G on January 31, 2024. The CIK number of Starwood is 0001682511. There is no new activity to report at this time.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Maine Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for GS Mortgage Securities Trust 2014-GC22. In accordance with Item 1112(b) of Regulation AB, the net operating income of the significant obligor was $15,868,192.00 for the twelve-month period ended March 31, 2024.

The Selig Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for GS Mortgage Securities Trust 2014-GC22. In accordance with Item 1112(b) of Regulation AB, the net operating income of the significant obligor was $8,026,551.95 for the period from January 1, 2024 to June 30, 2024.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC22, relating to the August 12, 2024 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Scott Epperson
Scott Epperson, Chief Executive Officer

Date: October 8, 2024